BUSINESS COMBINATION - Yinxing Power (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Jan. 01, 2015 CNY (¥)
Assets
Intangible assets					¥ 0
Liabilities
Equity			$ 10,069,299		¥ 65,513,879	¥ 55,786,808	¥ 55,786,808	¥ 51,988,916	¥ 51,988,916		¥ 41,419,623
Gain on previously held equity interest remeasured at acquisition-date fair value				¥ 117,640
Net inflow of cash and cash equivalents included in cash flows from investing activities			$ 39,216	¥ 255,152
Yinxing Power
Assets
Property, plant and equipment		¥ 3,594,970
Land use rights		31,833
Intangible assets		188
Other current assets		312,840
Inventories		35,349
Trade and notes receivables		162,093
Cash and cash equivalents		255,152
Liabilities
Deferred tax liabilities		(40,706)
Interest bearing loans and borrowings		(2,514,800)
Other payables and accrued expenses		(186,782)
Trade and notes payables		(800,438)
Net assets		¥ 849,699
Equity interest acquired (as a percent)		51.00%
Equity										¥ 800,000
Initial investment cost		¥ 316,200
Investment income recognized under the equity method		(494)
The book value of the investment in 51% equity of Yinxing Power on the merger date		315,706
The fair value of the investment in 51% equity of Yinxing Power on the merger date		433,346
Gain on previously held equity interest remeasured at acquisition-date fair value		117,640
Cash and bank balances acquired		255,152
Net inflow of cash and cash equivalents included in cash flows from investing activities		¥ 255,152
Revenue	¥ 578,117
Profit for the year	96,756
Net cash flow	¥ 36,024